INCOME TAX - Deferred tax assets/liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets
Allowance for doubtful accounts	$ 12,222	$ 12,932
Deferred subsidies	1,068	845
Warranty liabilities	727	773
Inventory provision	91	555
Long-term assets	168	591
Deferred revenue	0	373
Provision for loss contracts	2,256	1,699
Net operating loss carry forward	21,703	20,351
Valuation allowance	(21,703)	(19,554)
Others	3,552	0
Total deferred tax assets-non-current	20,084	18,565
Deferred tax liabilities
Property, plant and equipment	(621)	(645)
Costs and estimated earnings in excess of billings	(7,470)	(10,079)
Share of net losses of equity investees	(1,617)	(1,798)
PRC dividend withholding tax	(4,898)	(5,198)
Intangible assets and other non-current assets	(4,966)	(7,390)
Others	(1,644)	(1,881)
Total deferred tax liabilities, non-current	$ (21,216)	$ (26,991)